Post-Employment Benefits - Summary of Net Remeasurement Gains (Losses) Recognized in OCI (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016
Disclosure of defined benefit plans [line items]
Net actuarial gains on plan assets	$ 60	$ 500
Pension plan [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	4	1	$ 2
Financial assumptions	488	19	(730)
Experience assumptions	(65)	(91)	(6)
Net actuarial gains on plan assets	(234)	221	237
Changes in asset ceiling excluding interest income	1	8	1
Net remeasurement gains (losses) recognized in OCI	194	158	(496)
Other post employment benefit plans [member]
Disclosure of defined benefit plans [line items]
Demographic assumptions	46	26	0
Financial assumptions	67	5	(70)
Experience assumptions	4	5	10
Net actuarial gains on plan assets	0	0	0
Changes in asset ceiling excluding interest income	0	0	0
Net remeasurement gains (losses) recognized in OCI	$ 117	$ 36	$ (60)